ACQUISITIONS, DISPOSITIONS AND RESTRUCTURING - Business Combination (Details) - USD ($) $ in Thousands, shares in Millions		3 Months Ended	6 Months Ended
	Jul. 30, 2021	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Goodwill, purchase accounting adjustments			$ 1,000
Goodwill		$ 266,038	$ 266,038	$ 1,055,760
Blockcap
Business Acquisition [Line Items]
Equity interest acquired	100.00%
Business combination, measurement period adjustment, property plant and equipment increase (decrease)		700
Goodwill, purchase accounting adjustments		1,000
Business combination, provisional information, initial accounting incomplete, adjustment, additional depreciation expense		$ 300
Goodwill	$ 996,518
Blockcap | Developed Technology Intangibles
Business Acquisition [Line Items]
Business combination, finite-lived intangibles acquired	$ 2,800
Acquired finite-lived intangible assets, weighted average useful life	3 years
Blockcap | Customer Relationships
Business Acquisition [Line Items]
Business combination, finite-lived intangibles acquired	$ 100
Blockcap | Common Stock
Business Acquisition [Line Items]
Business combination, number of shares issued (in shares)	113.9
Blockcap | Restricted stock and restricted stock units
Business Acquisition [Line Items]
Business combination, number of shares issued (in shares)	6.8
Blockcap | Option on Securities
Business Acquisition [Line Items]
Business combination, number of shares issued (in shares)	7.3